UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03231

SEI Liquid Asset Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Copies to:

Timothy Levin, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: June 30, 2013

Date of reporting period: March 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Prime Obligation Fund

March 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER(A)(B) — 42.3%
ANZ New Zealand International (C)
0.280%, 06/05/13	$3,000	$2,998
ASB Finance (C)
0.295%, 05/16/13	7,040	7,037
0.200%, 06/07/13	7,330	7,327
0.270%, 06/21/13	9,830	9,824
BNZ International Funding (C)
0.295%, 05/09/13	18,637	18,631
0.210%, 06/20/13	6,000	5,997
0.260%, 08/08/13	5,655	5,650
Bryant Park Funding (C)
0.180%, 04/01/13	4,800	4,800
Chariot Funding (C)
0.321%, 05/08/13	1,460	1,459
0.321%, 05/09/13	2,360	2,359
0.320%, 05/13/13	1,685	1,684
0.300%, 05/16/13	2,148	2,147
0.321%, 05/20/13	1,704	1,703
0.320%, 05/28/13	1,930	1,929
0.321%, 05/29/13	1,870	1,869
0.321%, 06/04/13	2,472	2,471
0.321%, 06/17/13	410	410
0.321%, 06/18/13	15,000	14,990
0.321%, 06/19/13	632	632
0.321%, 06/25/13	1,800	1,799
0.300%, 07/02/13	1,945	1,943
0.300%, 07/10/13	1,675	1,674
0.270%, 08/29/13	2,000	1,998
Coca-Cola (C)
0.200%, 04/05/13	2,500	2,500
DnB Bank (C)
0.230%, 05/16/13	6,055	6,053
0.215%, 05/28/13	9,500	9,497
0.215%, 06/11/13	10,000	9,996
Fairway Finance (C)
0.260%, 04/08/13	1,220	1,220
FCAR Owner Trust
0.351%, 04/01/13	6,925	6,925
0.290%, 04/01/13	845	845
0.270%, 05/09/13	1,465	1,465
0.270%, 05/14/13	10,155	10,152
0.260%, 06/07/13	1,250	1,249
0.331%, 07/02/13	5,140	5,136
0.270%, 07/08/13	9,245	9,239
0.270%, 08/01/13	1,950	1,948
0.300%, 08/09/13	2,745	2,742
General Electric Capital
0.240%, 08/13/13	5,000	4,996

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Google (C)
0.110%, 05/15/13	$2,000	$2,000
Jupiter Securitization (C)
0.280%, 04/15/13	2,320	2,320
0.280%, 04/19/13	1,704	1,704
0.321%, 05/09/13	5,055	5,053
0.320%, 05/13/13	1,685	1,684
0.321%, 05/20/13	1,704	1,703
0.321%, 05/29/13	1,840	1,839
0.321%, 06/19/13	4,420	4,417
0.300%, 07/02/13	1,925	1,923
0.300%, 07/03/13	12,875	12,865
0.300%, 07/10/13	1,675	1,674
0.270%, 08/08/13	2,805	2,802
Liberty Street Funding (C)
0.170%, 04/23/13	18,000	17,998
0.200%, 06/10/13	5,965	5,963
Manhattan Asset Funding (C)
0.200%, 04/01/13	2,400	2,400
0.200%, 04/02/13	12,000	12,000
0.200%, 04/16/13	305	305
0.220%, 05/06/13	3,300	3,299
Market Street Funding (C)
0.200%, 04/11/13	250	250
0.200%, 05/03/13	4,500	4,499
0.230%, 05/07/13	250	250
Massachusetts Mutual Life Insurance (C)
0.160%, 04/24/13	6,750	6,749
MetLife Short-Term Funding (C)
0.321%, 04/15/13	795	795
0.321%, 04/22/13	4,000	3,999
0.260%, 07/15/13	4,000	3,997
Nestle Capital (C)
0.140%, 08/05/13	4,660	4,658
Nestle Finance International
0.250%, 04/15/13	22,140	22,138
Old Line Funding (C)
0.300%, 05/20/13	5,568	5,566
0.300%, 05/21/13	3,132	3,131
0.290%, 06/20/13	1,925	1,924
Procter & Gamble (C)
0.160%, 08/01/13	10,595	10,589
Roche Holdings (C)
0.160%, 06/04/13	11,500	11,497
Toyota Financial Services de Puerto Rico
0.220%, 07/17/13	10,000	9,993
0.220%, 07/19/13	10,250	10,243
Toyota Motor Credit
0.220%, 05/16/13	7,250	7,248

1	SEI Liquid Asset Trust / Quarterly Report/ March 31, 2013

Schedule of Investments (Unaudited)

Prime Obligation Fund

March 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.230%, 05/30/13	$5,000	$4,998
0.240%, 06/07/13	6,000	5,997
Westpac Securities (C)
0.300%, 06/05/13	9,785	9,780
0.250%, 08/19/13	22,000	21,978

Total Commercial Paper (Cost $407,522) ($Thousands)		407,522

CERTIFICATES OF DEPOSIT(A) — 17.2%
Bank of Montreal
0.552%, 04/19/13	535	536
0.270%, 04/19/13	15,888	15,888
0.270%, 05/10/13	9,320	9,320
0.300%, 06/05/13	4,929	4,929
Bank of Nova Scotia
0.240%, 04/11/13	6,885	6,885
0.723%, 04/18/13	530	531
0.460%, 06/18/13	180	180
Bank of Tokyo-Mitsubishi
0.220%, 04/30/13	8,000	8,000
0.220%, 05/28/13	9,000	9,000
Skandinaviska Enskilda Banken
0.220%, 04/22/13	6,000	6,000
0.240%, 05/01/13	4,410	4,410
0.370%, 06/03/13	18,400	18,405
Sumitomo Mitsui Banking
0.260%, 04/02/13	6,000	6,000
0.250%, 04/11/13	3,600	3,600
0.240%, 04/15/13	5,800	5,800
0.230%, 05/02/13	1,700	1,700
0.230%, 05/13/13	9,500	9,500
0.230%, 06/07/13	1,600	1,600
Svenska Handelsbanken
0.215%, 04/17/13	8,500	8,500
0.220%, 04/29/13	2,525	2,525
0.220%, 04/30/13	4,875	4,875
0.215%, 05/07/13	30,500	30,500
Toronto-Dominion Bank
0.280%, 06/17/13	7,300	7,300

Total Certificates of Deposit (Cost $165,984) ($Thousands)		165,984

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
FFCB (D)
0.250%, 04/01/13	3,981	3,981
0.183%, 04/14/13	8,890	8,888
FHLB
0.260%, 04/01/13(D)	4,065	4,064
0.260%, 04/01/13(D)	3,320	3,319

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.250%, 04/01/13 (D)	$2,660	$2,659
0.300%, 11/22/13	460	460
0.300%, 11/25/13	320	320
4.875%, 11/27/13	915	943
0.300%, 12/06/13	1,010	1,011
FHLMC
0.460%, 04/01/13 (D)	7,020	7,019
0.375%, 11/27/13	586	587
FNMA (D)
0.400%, 04/01/13	2,500	2,500
0.390%, 04/01/13	1,000	1,000
0.183%, 04/20/13	4,590	4,589
0.174%, 04/27/13	9,000	8,996

Total U.S. Government Agency Obligations (Cost $50,336) ($Thousands)		50,336

MUNICIPAL BONDS(D) — 3.4%

California — 0.1%
Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.110%, 04/04/13	650	650

Colorado — 0.1%
Colorado State, Housing & Finance Authority, Multi-Family Housing Program, Ser A-1, RB
0.160%, 04/03/13	830	830

Connecticut — 0.1%
Connecticut State, Housing Finance Authority, Sub-Ser A-5, RB
0.168%, 04/04/13	1,186	1,186

Florida — 0.0%
Miami-Dade County, Industrial Development Authority, RB
0.180%, 04/02/13	400	400

Iowa — 0.3%
Iowa State, Finance Authority, Ser C, RB
0.148%, 04/04/13	1,980	1,980
Iowa State, Finance Authority, Ser G, RB
0.150%, 04/04/13	55	55
Iowa State, Finance Authority, Ser M, RB
0.150%, 04/04/13	650	650

		2,685

Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
0.170%, 04/04/13	635	635

2	SEI Liquid Asset Trust / Quarterly Report/ March 31, 2013

Schedule of Investments (Unaudited)

Prime Obligation Fund

March 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan — 0.4%
Kent, Hospital Finance Authority, Ser C, RB
0.130%, 04/03/13	$3,345	$3,345

Minnesota — 0.2%
Minnesota, Office of Higher Education, Ser A, RB
0.180%, 04/04/13	1,780	1,780

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.120%, 04/03/13	755	755

New Hampshire — 0.0%
New Hampshire State, Health & Educational Facilities Authority, Dartmouth College Project, Ser C, RB
0.160%, 04/03/13	390	390

New Jersey — 0.4%
RBC Municipal Products Trust, RB
0.320%, 04/04/13	3,760	3,760

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, RB
0.168%, 04/04/13	950	950

New York — 0.2%
City of New York, Sub-Ser D-3, GO
0.080%, 04/01/13	1,475	1,475

Texas — 1.1%
Texas State, Small Business Project, Ser B, GO
0.160%, 04/04/13	2,245	2,245
Texas State, Veterans Assistance, Ser I, GO
0.170%, 04/03/13	605	605
Texas State, Veterans Housing Assistance, GO
0.170%, 04/03/13	1,075	1,075
Texas State, Veterans Housing Assistance, Ser A-2, GO
0.148%, 04/03/13	2,000	2,000
Texas State, Veterans Housing Assistance, Ser C, GO
0.170%, 04/03/13	2,060	2,060
Texas State, Veterans Housing Fund II, Ser B-2, GO
0.168%, 04/03/13	300	300
Texas State, Veterans Land Project, GO
0.170%, 04/02/13	185	185
Texas State, Veterans Land Project, GO
0.140%, 04/02/13	620	620

Description	Face Amount ($ Thousands)	Value ($ Thousands)

University of Texas System, Ser B, RB
0.100%, 04/04/13	$1,580	$1,580

		10,670

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, Wheaton Franciscan Services Project, Ser B, RB
0.110%, 04/03/13	500	500
Wisconsin State, Health & Educational Facilities Authority, Wheaton Franciscan System Project, RB
0.130%, 04/03/13	2,300	2,300
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.168%, 04/04/13	310	310

		3,110

Total Municipal Bonds (Cost $32,621) ($Thousands)		32,621

CORPORATE OBLIGATIONS — 1.3%
ANZ New Zealand International (C)
6.200%, 07/19/13	445	453
BHP Billiton Finance USA
4.800%, 04/15/13	150	150
BP Capital Markets (D)
0.733%, 06/06/13	3,520	3,523
General Electric Capital
0.801%, 04/25/13 (D)	7,410	7,433
1.875%, 09/16/13	100	101
US Bancorp
2.000%, 06/14/13	560	562
Westpac Banking
2.100%, 08/02/13	390	392

Total Corporate Obligations (Cost $12,614) ($Thousands)		12,614

3	SEI Liquid Asset Trust / Quarterly Report/ March 31, 2013

Schedule of Investments (Unaudited)

Prime Obligation Fund

March 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS(E) — 30.5%
Bank of Nova Scotia
0.170%, dated 03/28/13, to be repurchased on 04/01/13, repurchase price $24,000,453 (collateralized by various FNMA obligations, ranging in par value $8,299,906-$15,346,177, 3.000%, 02/01/28- 11/01/42; with total market value $24,480,463)	$24,000	$24,000
Barclays
0.150%, dated 03/28/13, to be repurchased on 04/01/13, repurchase price $24,000,400 (collateralized by U.S. Treasury Notes, par value $24,587,800, 0.500%, 07/31/17; with total market value $24,480,043)	24,000	24,000
Citibank
0.200%, dated 03/28/13, to be repurchased on 04/01/13, repurchase price $24,000,533 (collateralized by various FNMA obligations, ranging in par value $977,506-$45,198,673, 2.500%-4.500%, 09/01/27- 04/01/36; with total market value $24,480,545)	24,000	24,000
Goldman Sachs
0.200%, dated 03/28/13, to be repurchased on 04/01/13, repurchase price $24,000,533 (collateralized by various GNMA obligations, ranging in par value $12,359,482-$28,525,303, 4.500%-5.000%, 08/15/40- 11/20/41; with total market value $24,480,136)	24,000	24,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Securities
0.310%, dated 03/28/13, to be repurchased on 04/01/13, repurchase price $14,665,505 (collateralized by various Corporate obligations, ranging in par value $2,985,000- $6,920,000, 2.750%-5.750%, 08/08/12- 03/05/13; with total market value $15,400,266)	$14,665	$14,665
Mizuho Securities
0.270%, dated 03/28/13, to be repurchased on 04/01/13, repurchase price $38,321,150 (collateralized by FNMA, FHLMC, TIPS and various Corporate obligations*, ranging in par value $20,000-$19,427,800, 2.050%-8.375%, 01/27/16- 10/01/37; with total market value $39,183,079)	38,320	38,320
RBC Capital
0.220%, dated 03/27/13, to be repurchased on 04/03/13, repurchase price $18,685,799 (collateralized by various corporate obligations*, ranging in par value $679,979-$3,000,000, 0.280%-8.950%, 10/18/13- 08/01/22; with total market value $19,620,090)	18,685	18,685
RBC Capital
0.220%, dated 03/27/13, to be repurchased on 04/03/13, repurchase price $14,790,633 (collateralized by Mizuho Corp Bank, par value $15,234,352, 0.240%, 07/08/13; with total market value $15,234,352)	14,790	14,790

4	SEI Liquid Asset Trust / Quarterly Report/ March 31, 2013

Schedule of Investments (Unaudited)

Prime Obligation Fund

March 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBC Capital
0.210%, dated 03/28/13, to be repurchased on 04/01/13, repurchase price $24,000,560 (collateralized by various FNMA obligations, ranging in par value $5,011,526-$69,816,422, 1.375%-3.104%, 04/01/37- 09/01/44; with total market value $24,480,572)	$24,000	$24,000
UBS
0.150%, dated 03/28/13, to be repurchased on 04/01/13, repurchase price $28,029,467 (collateralized by various United States Treasury Notes, ranging in par value $570,500-$26,955,300, 1.500%-1.875%, 04/30/14- 06/30/16; with total market value $28,589,657)	28,029	28,029
Wells Fargo
0.290%, dated 03/26/13, to be repurchased on 04/02/13, repurchase price $5,800,327 (collateralized by Toyota Motor Credit, par value $6,072,082, 1.250%, 10/05/17; with total market value $6,106,674)	5,800	5,800
Wells Fargo
0.290%, dated 03/28/13, to be repurchased on 04/04/13, repurchase price $5,660,319 (collateralized by various corporate obligations, ranging in par value $285,664-$5,195,300, 0.000%-7.625%, 06/26/13- 07/15/17; with total market value $5,937,792)	5,660	5,660
Wells Fargo
0.200%, dated 03/28/13, to be repurchased on 04/01/13, repurchase price $24,000,533 (collateralized by various U.S. Treasury Notes, ranging in par value $2,352,000-$22,214,000, 0.000%-1.125%, 06/01/17- 03/28/18; with total market value $24,480,498)	24,000	24,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo
0.150%, dated 03/28/13, to be repurchased on 04/01/13, repurchase price $24,000,400 (collateralized by various U.S. Treasury Notes, ranging in par value $12,029,300-$12,245,900, 0.250%-3.125%, 08/31/13- 04/30/14; with total market value $24,480,498)	$24,000	$24,000

Total Repurchase Agreements (Cost $293,949) ($Thousands)		293,949

Total Investments — 100.0% (Cost $963,026)($ Thousands) †		$963,026

*	A list of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at March 31, 2013, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
JPMorgan Chase	Entertainment PR Properties	5.750%	08/15/22	$6,920
	QVC	5.125	07/02/22	2,985
	First Energy	2.750	03/15/18	4,525

Mizuho Securities	Vale Overseas	5.625	09/15/19	90
	Petrobras	8.375	12/10/18	100
	Petrobras	3.875	01/27/16	20
	NBC Universal	4.375	04/01/21	2,319
	Embraer	6.375	01/15/20	100
	Caterpillar	2.050	08/01/16	39
	Sigma Alimentos	6.875	12/16/19	250

RBC	Rio Tinto Financial	1.875	11/02/15	847
	Rio Tinto Financial	8.950	05/01/14	680
	Pepsico	2.500	05/10/16	2,991
	NissanMotor	1.000	03/15/16	3,000
	ING Bank	2.000	10/18/13	693
	Ei Dupont Nemours	0.730	03/25/14	2,975
	Disney	0.280	02/11/15	3,000
	Bp Capital Markets	3.625	05/18/14	832
	Bp Capital Markets	4.750	03/10/19	1,116

Wells Fargo	Transcanada Pipelines	2.500	08/01/22	3,000
	Banquet Et Caisse	0.000	06/26/13	285
	Fidelity national information services	7.625	07/15/17	5,195

5	SEI Liquid Asset Trust / Quarterly Report/ March 31, 2013

Schedule of Investments (Unaudited)

Prime Obligation Fund

March 31, 2013

Percentages are based on Net Assets of $962,854 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on March 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

TIPS — Treasury Inflation-Protected Securities

†	For federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of March 31, 2013, all of the Fund’s investments are Level 2 in accordance with ASC-820.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

6	SEI Liquid Asset Trust / Quarterly Report/ March 31, 2013

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Liquid Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher
President & CEO

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher
President & CEO

Date: May 30, 2013

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez
Controller & CFO

Date: May 30, 2013